Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory
Total inventory	$ 3,696	$ 5,759
Lubricating oil
Inventory
Total inventory	2,995	3,245
Bunkers
Inventory
Total inventory	$ 701	$ 2,514